ORGANIZATION AND BUSINESS (Details Narrative) - Miyanomori Hokkaido [Member] - JPY (¥) ¥ in Thousands	Aug. 30, 2024	Apr. 30, 2024
Interest on investment	40.80%	40.80%
Investment amount	¥ 270,000